Financial risk management - Hedging activities (Details) £ in Thousands, $ in Thousands	Jun. 30, 2024 € / £	Jun. 30, 2024 $ / £	Jun. 30, 2024 GBP (£)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 € / £	Jun. 30, 2023 $ / £	Jun. 30, 2023 GBP (£)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 € / £	Jun. 30, 2022 $ / £	Jun. 30, 2022 GBP (£)
Financial risk management activities
Net debt | £			£ 473,072				£ 537,277				£ 514,899
Closing exchange rate	1.1799	1.2643			1.1652	1.2716			1.1630	1.2151
US dollar
Financial risk management activities
Net debt				$ 640,500				$ 592,500
Hedged future USD revenues				(172,500)				(52,000)
Unhedged USD borrowings				468,000				540,500
Borrowings | US dollar
Financial risk management activities
Net debt				650,000				650,000
Cash and cash equivalents
Financial risk management activities
Net debt | £			£ (73,549)				£ (76,019)				£ (121,223)
Cash and cash equivalents | US dollar
Financial risk management activities
Net debt				$ (9,500)				$ (57,500)